Employee Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Employee Severance Benefits by Segment	The employee severance benefits by segment were as follows:

	2012	2013
Expenses incurred:
TCA	$1,877	$14,017

Provision for Employee Severance Benefits

	2012	2013
Provision for employee severance benefits:
Balance at January 1	$—	$300
Provision for the year	1,877	14,017
Payments during the year	(1,577)	(3,314)

Balance at December 31	$300	$11,003